Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff Costs [Line Items]
Share-based payments	£ 11,700	£ 1,100	£ 800
Total employee benefit expense	14,979	3,784	2,569
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	2,391	2,241	1,366
Social security costs	272	205	151
Pension costs and other benefits	119	102	92
Share-based payments	8,868	1,027	709
Total employee benefit expense	11,650	3,575	2,318
Administrative Expenses
Staff Costs [Line Items]
Wages and salaries	408	84	108
Social security costs	37	13	52
Pension costs and other benefits	21	7	15
Share-based payments	2,863	105	76
Total employee benefit expense	£ 3,329	£ 209	£ 251